July 11, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:     Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 356 to the Registrant’s Registration Statement on Form N-1A (the "Amendment"), filed on June 21, 2016 that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 21, 2016, accession number 0001628280-16-017195.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Daphne Tippens Chisolm
General Counsel